UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549
						   FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2002

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Churchill Management Corporation
Address:	5900 Wilshire Blvd., Suite 600
		Los Angeles, CA  90036

Form 13F File Number:	28-05029

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Eileen Holmes
Title:	Senior Vice President
Phone:	323-937-7110

Signature, Place and Date of Signing:

Eileen Holmes					Los Angeles, CA		January 24, 2003
		[Signature]				[City, State]		[Date]

Report Type (Check only one.):

XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		33

Form 13F Information Table Value Total:		$78,301 (X1000)


List of Other Included Managers:

NONE
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

NAME OF ISSUER			TITLE OF		CUSIP		VALUE	         SHARES		INV.		OTHER		AUTH
					CLASS					X1000					DISC		MGR		SOLE

ADAIR INTL OIL & GAS COM       COM              005408109        0	 20000.00 SH       SOLE                 20000.00
AMGEN INC COM                  COM              031162100      265	  5490.00 SH       SOLE                  5490.00
ANHEUSER BUSCH COS INC COM     COM              035229103      357	  7385.00 SH       SOLE                  7385.00
ANTHEM INC COM                 COM              03674B104     1113	 17687.00 SH       SOLE                 17687.00
BANK AMER CORP COM             COM              06605F102      333	  4792.00 SH       SOLE                  4792.00
BED BATH & BEYOND INC COM      COM              075896100    16447	476308.00 SH       SOLE                476308.00
BIFS TECHNOLOGIES CORP COM     COM              05547A106        0	 11000.00 SH       SOLE                 11000.00
CITIGROUP INC COM              COM              172967101      340	  9659.86 SH       SOLE                  9659.86
COBIZ INC COM                  COM              190897108      774	 52125.00 SH       SOLE                 52125.00
DELL COMPUTER CORP COM         COM              247025109      237	  8880.00 SH       SOLE                  8880.00
EBAY INC COM                   COM              278642103    16767	247225.00 SH       SOLE                247225.00
EPROMOS COM INC RESTRICTED     COM              8324197          0	 10000.00 SH       SOLE                 10000.00
EXTRACT INC COM                COM              302258108        0	 10000.00 SH       SOLE                 10000.00
EXXON MOBIL CORP COM           COM              30231G102      235	  6730.00 SH       SOLE                  6730.00
FIFTH THIRD BANCORP COM        COM              316773100      457	  7810.00 SH       SOLE                  7810.00
FORD MTR CO DEL COM            COM              345370100      211	 22638.00 SH       SOLE                 22638.00
HESKA CORP COM                 COM              42805E108       75	215524.00 SH       SOLE                215524.00
JOHNSON & JOHNSON COM          COM              478160104      661	 12298.00 SH       SOLE                 12298.00
MALAGA BK PALOS VENDES COM     COM              56102A106      291	 37086.00 SH       SOLE                 37086.00
MEDTRONIC INC COM              COM              585055106      541	 11871.42 SH       SOLE                 11871.42
MICROSOFT CORP COM             COM              594918104      408	  7885.00 SH       SOLE                  7885.00
OCCAM NETWORKS INC COM         COM              67457P101        7	 98586.00 SH       SOLE                 98586.00
PIXAR                          COM              725811103     7090	133808.00 SH       SOLE                133808.00
QUINTEK TECHNOLOGIES COM       COM              74876Q108        1	 30000.00 SH       SOLE                 30000.00
RAYTHEON CO COM NEW            COM              755111507      412	 13403.00 SH       SOLE                 13403.00
STREETTRACKS SER TR MORG STAN  COM              86330E802      106	 14000.00 SH       SOLE                 14000.00
STRUTHERS INC COM NEW          COM              863582201        0	 20000.00 SH       SOLE                 20000.00
SUNRISE TECH INTL INC COM      COM              86769L103        0	 15000.00 SH       SOLE                 15000.00
TEVA PHARMACEUTCL INDS ADR     COM              881624209     5866	151925.00 SH       SOLE                151925.00
VIACOM INC CL B                COM              925524308      251	  6165.00 SH       SOLE                  6165.00
WEIGHT WATCHERS INTL COM       COM              948626106    13127	285552.00 SH       SOLE                285552.00
WELLS FARGO & CO NEW COM       COM              949746101      315	  6717.00 SH       SOLE                  6717.00
WHOLE FOODS MKT INC COM        COM              966837106    11612	220225.00 SH       SOLE                220225.00





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